Share-based Compensation - Hutchmed Share Based Compensation Expense (Details) - HUTCHMED Share Option Scheme - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Share-based Compensation
Share-based compensation expense	$ 971,000	$ 1,552,000
Unrecognized compensation cost	$ 1,681,000
Unrecognized compensation cost - weighted-average remaining service period (in years)	1 year 4 months 24 days
Research and development expenses
Share-based Compensation
Share-based compensation expense	$ 835,000	1,206,000
Selling and administrative expenses
Share-based Compensation
Share-based compensation expense	106,000	281,000
Cost of revenue
Share-based Compensation
Share-based compensation expense	$ 30,000	$ 65,000